CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, Outstanding	0	0
Rigetti Computing, Inc [Member]
Ordinary shares, par value	$ 0.000001		$ 0.000001
Ordinary shares, authorized	170,333,338		170,333,338
Ordinary shares, issued	23,153,127		23,153,127
Ordinary shares, outstanding	21,071,085		21,071,085
Class A Ordinary Shares
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption	34,500,000	0
Temporary equity, shares subject to possible redemption price per share	$ 10.00	$ 10.00
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Non-redeemable ordinary shares, issued	0	0
Non-redeemable ordinary shares, outstanding	0	0
Ordinary shares, issued		0
Ordinary shares, outstanding	34,500,000	0
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000
Class B Ordinary Shares | Rigetti Computing, Inc [Member]
Ordinary shares, issued	0
Redeemable Convertible Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Preferred stock, par value	$ 0.000001		$ 0.000001
Preferred stock, authorized	102,891,847		102,891,847
Preferred stock, shares issued	98,726,505		98,726,505
Preferred stock, Outstanding	98,726,505		98,726,505
Preferred Stock, Redemption Amount	$ 89,524,504